General - (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Unit_Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of operating segments	1
Number of Reportable segment	1
Trade receivables | $	$ 301.2	$ 301.2
Revenue | Three Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	40.00%	40.00%	40.00%
Revenue | Two Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	14.00%	13.00%	13.00%
Revenue | One Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	14.00%	15.00%	16.00%
Revenue | Other Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	12.00%	12.00%	11.00%